Business Acquisitions, Note: Schedule of Business Acquisitions Consideration (Details) (Yowza, USD $)	Jan. 03, 2014
Yowza
Cash paid for acquisition	$ 500,000
Fair value of Company's shares issued	3,004,860
Cash paid to extinguish debt	(13,632)
Total purchase price	$ 3,491,228